INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products			$ (2,960,005)	$ 144,515
Expenses recovery			236,106	232,977
Other income or expenses, net			325,661	391,036
Total	$ (1,166,603)	$ 290,487	$ (2,398,238)	$ 768,528